Calvert VP S&P 400 Index Portfolio
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO Class: I
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert VP Index Portfolios	Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP S&P 400 Index Portfolio Calvert VP S&P MidCap 400 Index Portfolio - I Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert VP Index Portfolios	Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP S&P 400 Index Portfolio Calvert VP S&P MidCap 400 Index Portfolio - I Class
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.52%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert VP Index Portfolios (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP S&P 400 Index Portfolio Calvert VP S&P MidCap 400 Index Portfolio - I Class	53	167	291	653

Expense Example, No Redemption - Calvert VP Index Portfolios (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP S&P 400 Index Portfolio Calvert VP S&P MidCap 400 Index Portfolio - I Class	53	167	291	653

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The S&P MidCap 400 Index is an unmanaged index comprising common stocks of 400 mid-sized U.S. companies. As of December 31, 2013, the market capitalization of the S&P MidCap 400 Index companies ranged from $1.1 billion to $11.7 billion with a weighted average level of $5.0 billion. The S&P MidCap 400 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.
The Portfolio will invest primarily in common stocks of the companies that compose the S&P MidCap 400 Index. The Portfolio may also invest in Standard & Poor’s MidCap Depositary Receipts® (“MidCap SPDRs®”) or other investment companies that provide exposure to the S&P MidCap 400 Index. MidCap SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the S&P MidCap 400 Index. Derivatives, such as options, futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	19.74%
Worst Quarter (of periods shown)	12/31/2008	-25.93%

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns - Calvert VP Index Portfolios Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP S&P 400 Index Portfolio	1 Year	5 Years	10 Years
Calvert VP S&P MidCap 400 Index Portfolio - I Class	32.82%	21.22%	9.74%
Calvert VP S&P MidCap 400 Index Portfolio - I Class S&P MidCap 400 Index (reflects no deduction for fees and expenses)	33.50%	21.89%	10.36%
Calvert VP S&P MidCap 400 Index Portfolio - I Class Lipper VA Mid-Cap Core Funds Average	34.74%	21.09%	9.34%

Calvert VP Russell 2000 Small Cap Index Portfolio
CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO Class: I
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert VP Index Portfolios	Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Russell 2000 Small Cap Index Portfolio Calvert VP Russell 2000 Small Cap Index Portfolio - I Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert VP Index Portfolios	Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Russell 2000 Small Cap Index Portfolio Calvert VP Russell 2000 Small Cap Index Portfolio - I Class
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.70%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert VP Index Portfolios (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Russell 2000 Small Cap Index Portfolio Calvert VP Russell 2000 Small Cap Index Portfolio - I Class	72	224	390	871

Expense Example, No Redemption - Calvert VP Index Portfolios (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Russell 2000 Small Cap Index Portfolio Calvert VP Russell 2000 Small Cap Index Portfolio - I Class	72	224	390	871

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Russell 2000 Index is an unmanaged index comprising common stocks of approximately 2000 smaller U.S. companies that aims to include approximately 10% of the total market capitalization of the broader Russell 3000 Index. As of December 31, 2013, the market capitalization of the Russell 2000 Index companies ranged from $4.4 million to $5.3 billion with a weighted average level of $1.8 billion. The Russell 2000 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies whose securities have smaller market capitalizations.
The Portfolio will invest primarily in common stocks of the companies that compose the Russell 2000 Index. The Portfolio may also invest in Russell 2000 iShares® or other investment companies that provide the same exposure to the Russell 2000 Index. Russell 2000 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the Russell 2000 Index. Derivatives such as Russell 2000 Index options and futures, and options on such futures (or S&P MidCap 400 or S&P 500 Index options and futures, and options on such futures, if, in the opinion of the Advisor or Subadvisor, it is not practical to invest in Russell 2000 index options or futures, or options on such futures, at a particular time due to liquidity or price considerations), may also be held by the Portfolio incidental to its main investment strategy in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	20.65%
Worst Quarter (of periods shown)	12/31/2008	-26.18%

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns - Calvert VP Index Portfolios Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Russell 2000 Small Cap Index Portfolio	Label	1 Year	5 Years	10 Years
Calvert VP Russell 2000 Small Cap Index Portfolio - I Class	Calvert VP Russell 2000 Small Cap Index Portfolio – Class I	37.89%	19.24%	8.41%
Calvert VP Russell 2000 Small Cap Index Portfolio - I Class Russell 2000 Index (reflects no deduction for fees or expenses)	Russell 2000 Index (reflects no deduction for fees or expenses)	38.82%	20.08%	9.07%
Calvert VP Russell 2000 Small Cap Index Portfolio - I Class Lipper VA Small-Cap Core Funds Average	Lipper VA Small-Cap Core Funds Average	38.55%	20.38%	8.81%

Calvert VP EAFE International Index Portfolio
CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO Class: I
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index (“MSCI EAFE Index”). This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert VP Index Portfolios	Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP EAFE International Index Portfolio Calvert VP EAFE International Index Portfolio - I Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert VP Index Portfolios	Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP EAFE International Index Portfolio Calvert VP EAFE International Index Portfolio - I Class
Management Fees (as a percentage of Assets)	0.66%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.97%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert VP Index Portfolios (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP EAFE International Index Portfolio Calvert VP EAFE International Index Portfolio - I Class	99	309	536	1,190

Expense Example, No Redemption - Calvert VP Index Portfolios (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP EAFE International Index Portfolio Calvert VP EAFE International Index Portfolio - I Class	99	309	536	1,190

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the MSCI EAFE Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The MSCI EAFE Index is a widely accepted benchmark of international stock performance that emphasizes the stocks of companies in major markets in Europe, Australia and Asia (including the Far East). As of December 31, 2013, the market capitalization of the MSCI EAFE Index companies ranged from $1.7 billion to
$237.9 billion with a weighted average level of $67.3 billion. The MSCI EAFE Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.
The Portfolio will invest primarily in common stocks of the companies that compose the MSCI EAFE Index. The Portfolio may also invest in EAFE iShares®. EAFE iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the MSCI EAFE Index. Derivatives such as options and futures, and options on such futures, that provide exposure to the stocks in the MSCI EAFE Index may also be held by the Portfolio incidental to its main investment strategy. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. The investments described in this paragraph are considered to have economic characteristics that are the same as those in the MSCI EAFE Index. The Portfolio may also add new investments in the future that it believes provide effective economic exposure to the MSCI EAFE Index.
The Portfolio may not hold investments in common stocks of all of the companies in the MSCI EAFE Index. In that case, the Portfolio will typically choose to hold all of the stocks that make up the largest portion of the MSCI EAFE Index’s market capitalization value in approximately the same proportion as the Index. When choosing the smaller market capitalization stocks in the MSCI EAFE Index, the Portfolio will attempt to select a sampling of stocks that will match the industry and risk characteristics of these companies without buying all of those stocks. This approach attempts to maximize liquidity while minimizing costs. At such time as the Subadvisor believes the Portfolio has achieved sufficient size, the Subadvisor may attempt to fully replicate the Index. Full replication would be achieved when the Portfolio holds all of the securities in the Index in, as nearly as practicable, identical weightings as the Index.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments (described above) with economic characteristics similar to the stocks represented in the MSCI EAFE Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio generally will sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest as much of the Portfolio’s assets as is practical in stocks included among the MSCI EAFE Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.
The Portfolio may invest in American Depositary Receipts (“ADRs”) which may be sponsored or unsponsored.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Portfolio from realizing profits on favorable movements in exchange rates.
Risk of EAFE iShares®. EAFE iShares® are subject to the risk that the stock prices of the companies in the MSCI EAFE Index may fall. An investment in EAFE iShares® may not replicate exactly the performance of the MSCI EAFE Index for any number of reasons. Shareholders of the Portfolio bear their proportionate share of the operating expenses of the underlying investment as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	24.67%
Worst Quarter (of periods shown)	9/30/2011	-20.13%

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns - Calvert VP Index Portfolios Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP EAFE International Index Portfolio	Label	1 Year	5 Years	10 Years
Calvert VP EAFE International Index Portfolio - I Class	Calvert VP EAFE International Index Portfolio – Class I	20.72%	11.02%	5.91%
Calvert VP EAFE International Index Portfolio - I Class MSCI EAFE Index (reflects no deduction for fees or expenses)	MSCI EAFE Index (reflects no deduction for fees or expenses)	23.29%	12.96%	7.39%
Calvert VP EAFE International Index Portfolio - I Class Lipper VA International Core Funds Average	Lipper VA International Core Funds Average	20.61%	11.90%	6.86%

Calvert VP S&P 500 Index Portfolio
CALVERT VP S&P 500 INDEX PORTFOLIO
The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert VP Index Portfolios	Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP S&P 500 Index Portfolio
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert VP Index Portfolios		Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP S&P 500 Index Portfolio
Management Fees (as a percentage of Assets)		0.35%
Other Expenses (as a percentage of Assets):		0.13%
Expenses (as a percentage of Assets)		0.48%
Fee Waiver or Reimbursement	[1]	(0.06%)
Net Expenses (as a percentage of Assets)		0.42%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.42% through April 30, 2015. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year;
•	the Portfolio’s operating expenses remain the same; and
•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert VP Index Portfolios (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP S&P 500 Index Portfolio	43	148	263	598

Expense Example, No Redemption - Calvert VP Index Portfolios (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP S&P 500 Index Portfolio	43	148	263	598

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The S&P 500 Index is an unmanaged index comprising common stocks of 500 large capitalization U.S. companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S. As of December 31, 2013, the market capitalization of the S&P 500 Index companies ranged from $3.4 billion to $500.7 billion with a weighted average level of $119.8 billion. The S&P 500 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.
The Portfolio will invest primarily in common stocks of the companies that compose the S&P 500 Index. The Portfolio may also invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”) or other investment companies that provide exposure to the S&P 500 Index. SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the S&P 500 Index. Derivatives, such as options, futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index.
Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the S&P 500 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	15.85%
Worst Quarter (of periods shown)	12/31/2008	-21.91%

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns - Calvert VP Index Portfolios Calvert Variable Products, Inc. - Calvert VP Index Portfolios	1 Year	5 Years	10 Years
Calvert VP S&P 500 Index Portfolio	31.87%	17.52%	7.04%
Calvert VP S&P 500 Index Portfolio S&P 500 Index (reflects no deduction for fees or expenses)	32.39%	17.94%	7.41%
Calvert VP S&P 500 Index Portfolio Lipper VA S&P 500 Index Objective Funds Average	31.80%	17.50%	7.05%

Calvert VP Nasdaq 100 Index Portfolio
CALVERT VP NASDAQ 100 INDEX PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert VP Index Portfolios	Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Nasdaq 100 Index Portfolio
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert VP Index Portfolios	Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Nasdaq 100 Index Portfolio
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.61%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert VP Index Portfolios (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Nasdaq 100 Index Portfolio	62	195	340	762

Expense Example, No Redemption - Calvert VP Index Portfolios (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Nasdaq 100 Index Portfolio	62	195	340	762

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the NASDAQ-100 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The NASDAQ-100 Index is an unmanaged index comprising common stocks of the 100 largest domestic and international non-financial companies on the broader NASDAQ Composite Index based on market capitalization. As of December 31, 2013, the market capitalization of the NASDAQ-100 Index companies ranged from $4.8 billion to $500.7 billion with a weighted average level of $166.7 billion. The NASDAQ-100 Index is modified capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than a company whose securities have a smaller market capitalization.
The Portfolio will invest primarily in common stocks of the companies that compose the NASDAQ-100 Index. The Portfolio may also invest in Nasdaq-100 iShares®. Nasdaq-100 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the NASDAQ-100 Index. Derivatives, such as NASDAQ-100 Index options and futures, and options on such futures, may also be held by the Portfolio incidental to its main investment strategy in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the stocks represented in the NASDAQ-100 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the NASDAQ-100 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.
The Portfolio is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Portfolio may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single security may have greater impact on the Portfolio than on a diversified fund.
Concentration Risk. A downturn in the industries represented in the NASDAQ-100 Index would impact the Portfolio more than a portfolio that does not concentrate in these industries. By focusing on specific sectors or industries, the Portfolio may be more volatile than a typical mutual fund.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Risk of Nasdaq-100 iShares®. Nasdaq-100 iShares® are subject to the risk that the stock prices of the companies in the NASDAQ-100 Index may fall. An investment in Nasdaq-100 iShares® may not replicate exactly the performance of the NASDAQ-100 Index for any number of reasons. Shareholders of the Portfolio bear their proportionate share of the operating expenses of the underlying investment as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2012	21.07%
Worst Quarter (of periods shown)	12/31/2008	-23.94%

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns - Calvert VP Index Portfolios Calvert Variable Products, Inc. - Calvert VP Index Portfolios	Label	1 Year	5 Years	10 Years
Calvert VP Nasdaq 100 Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio	36.05%	24.80%	9.50%
Calvert VP Nasdaq 100 Index Portfolio NASDAQ-100 Index (price only) (reflects no deduction for fees and expenses)	NASDAQ-100 Index (price only) (reflects no deduction for fees and expenses)	34.99%	24.28%	9.36%
Calvert VP Nasdaq 100 Index Portfolio Lipper VA Large-Cap Growth Funds Average	Lipper VA Large-Cap Growth Funds Average	34.67%	19.82%	7.67%
Calvert VP Nasdaq 100 Index Portfolio NASDAQ-100 Index (total return) (reflects no deductions for fees and expenses)	NASDAQ-100 Index (total return) (reflects no deductions for fees and expenses)	36.92%	25.56%		[1]
[1]	Data for the NASDAQ-100 Index (total return) is not available for the time period prior to November 2006.

Calvert VP Investment Grade Bond Index Portfolio
CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays Index”). This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert VP Index Portfolios	Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Investment Grade Bond Index Portfolio
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert VP Index Portfolios	Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Investment Grade Bond Index Portfolio
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.50%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert VP Index Portfolios (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Investment Grade Bond Index Portfolio	51	160	280	628

Expense Example, No Redemption - Calvert VP Index Portfolios (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Calvert Variable Products, Inc. - Calvert VP Index Portfolios Calvert VP Investment Grade Bond Index Portfolio	51	160	280	628

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the Barclays Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Barclays Index is an unmanaged index of 8,727 U.S. Treasury, government-related and investment grade corporate and securitized fixed-income securities with a total market value of $16.7 trillion as of December 31, 2013. The Barclays Index is primarily composed of:

•	Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and

•
Publicly-traded or 144A corporate and securitized fixed-income securities that either have a rating of BBB- or higher from Standard & Poor’s Ratings Services or Baa3 or higher from Moody’s Investors Service, Inc., or an equivalent rating from another nationally recognized statistical rating organization (“NRSRO”), or are expected to be rated at that level based on the actual ratings of the issuer’s other “index-eligible” fixed-income securities.

Certain securities, such as floating-rate issues, bonds with equity-type features, private placements, inflation-linked bonds, and SEC Rule 144A securities without registration rights, among others, are excluded from the Barclays Index. As of December 31, 2013, the weighted average maturity of the securities in the Barclays Index was 7.58 years, the weighted average coupon was 3.34% and the weighted average modified duration was 5.55 years. The Barclays Index includes all “index-eligible” securities that meet minimum par amounts outstanding.
The Portfolio will invest primarily in fixed-income securities that compose the Barclays Index and unrated fixed-income securities with a credit quality, as determined by the Advisor or Subadvisor, that is comparable to the securities that compose the Barclays Index. The Portfolio may also invest in Barclays Capital iShares®. Barclays Capital iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the securities that compose the Barclays Index. Derivatives such as options and futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy in an attempt to replicate the total return performance of the Barclays index. The Portfolio may also write covered call options on U.S. Treasury securities and options on futures contracts for such securities.
The Portfolio will not purchase bonds rated below investment grade, commonly known as junk bonds. However, if a bond held in the Portfolio is downgraded to a rating below investment grade, the Portfolio may continue to hold the security until such time as the Subadvisor deems it most advantageous to dispose of the security. The Portfolio will not directly purchase common stocks. However, it may retain up to 5% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the fixed-income securities represented in the Barclays Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in fixed-income securities included among the Barclays Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Bond Market Risk. The market prices of bonds held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.
Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.
Collateralized Mortgage Obligation (“CMO”) and Structured Asset-Backed Securities (“ABS”) Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Unrated security risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Portfolio purchases unrated securities, it will depend on the Advisor’s and/or Subadvisor’s analysis of credit risk without the assessment of an NRSRO.
Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
Risk of Barclays Capital iShares®. Barclays Capital iShares® are subject to the risk that the prices of the fixed-income securities in the Barclays Index may decline. An investment in Barclays Capital iShares® may not replicate exactly the performance of the Barclays Index for any number of reasons. Shareholders of the Portfolio bear their proportionate share of the operating expenses of the underlying investment as well as their share of the Portfolio’s fees and expenses.
Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/2008	4.80%
Worst Quarter (of periods shown)	6/30/2013	-2.75%

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns - Calvert VP Index Portfolios Calvert Variable Products, Inc. - Calvert VP Index Portfolios	Label	1 Year	5 Years	10 Years
Calvert VP Investment Grade Bond Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	(2.80%)	4.01%	4.27%
Calvert VP Investment Grade Bond Index Portfolio Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	(2.02%)	4.44%	4.55%
Calvert VP Investment Grade Bond Index Portfolio Lipper VA Intermediate Investment Grade Debt Funds Average	Lipper VA Intermediate Investment Grade Debt Funds Average	(1.88%)	6.05%	4.48%